Legal proceedings (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of effects in income statements

	Three-month period ended June 30,		Six-month period ended June 30,
	2025	2024	2025	2024
Tax litigations	–	(1)	(2)	(5)
Civil litigations	55	(6)	39	(18)
Labor litigations	(57)	(45)	(96)	(78)
Environmental litigations	(31)	(2)	(31)	(3)
Total	(33)	(54)	(90)	(104)

Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance as of December 31, 2024	201	290	482	40	1,013
Additions and reversals, net	2	(39)	96	31	90
Payments	(17)	(30)	(48)	(30)	(125)
Indexation and interest	1	10	18	1	30
Transfer to held for sale and payables taxes	(62)	(5)	–	(27)	(94)
Translation adjustment	26	35	69	6	136
Balance as of June 30, 2025	151	261	617	21	1,050

Balance as of December 31, 2023	90	380	514	15	999
Additions and reversals, net	5	18	78	3	104
Payments	(2)	(58)	(53)	–	(113)
Indexation and interest	9	15	1	1	26
Translation adjustment	(13)	(52)	(68)	(3)	(136)
Balance as of June 30, 2024	89	303	472	16	880

Schedule of contingent liabilities

	June 30, 2025	December 31, 2024
Tax litigations	6,929	5,995
Civil litigations	1,443	1,274
Labor litigations	349	292
Environmental litigations	1,172	1,050
Total	9,893	8,611

Schedule of judicial deposits

	June 30, 2025	December 31, 2024
Tax litigations	363	338
Civil litigations	104	78
Labor litigations	119	110
Environmental litigations	12	11
Total	598	537